Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	June 30, 2024	December 31, 2023
Computer equipment	$7,738	$7,738
Accumulated depreciation	(6,826)	(6,484)
Total property and equipment, net	$912	$1,254